Employee compensation and benefits - Benefits expected to be paid from plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 12
HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 0
Pension Plan | Principal plan | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years 10 months 24 days	13 years 3 months 18 days
Pension Plan | Principal plan | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 6 months	14 years 2 months 12 days
Pension Plan | Principal plan | Due within 1 year | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	£ 26
Pension Plan | Principal plan | Due within 1 year | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	13
Pension Plan | Principal plan | 2026 | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	26
Pension Plan | Principal plan | 2026 | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	11
Pension Plan | Principal plan | 2027 | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	26
Pension Plan | Principal plan | 2027 | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	12
Pension Plan | Principal plan | 2028 | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	25
Pension Plan | Principal plan | 2028 | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	11
Pension Plan | Principal plan | 2029 | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	26
Pension Plan | Principal plan | 2029 | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	12
Pension Plan | Principal plan | 2030 - 2034 | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	124
Pension Plan | Principal plan | 2030 - 2034 | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	£ 68